Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 327.2	$ 224.8	$ 129.8
Derivative assets	0.0	6.6
Other receivables	4.2	5.5
Total financial instrument exposure to credit risk	331.4	242.6
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	327.2	224.8
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	$ 4.2	$ 11.2